LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
LEASES [Abstract]
Amortization of right-of-use assets	$ (521,099)	$ (249,387)	$ (119,706)
Interest expense on lease liabilities	(106,474)	(78,040)
Expense relating to short-term leases and leases of low-value assets	(72,542)	(85,100)
Net amount recognized in profit or loss	$ (700,115)	$ (412,527)